Business segments (Income Statement by Segment) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013 segments	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Number of operating segments (in segments)									2
Revenue	$ 393,733	$ 390,192	$ 367,887	$ 372,999	$ 330,165	$ 347,767	$ 373,512	$ 363,489	$ 1,524,811	$ 1,414,933	$ 1,128,131
Operating income	57,265	55,938	47,138	49,213	37,925	62,904	69,838	70,213	209,554	240,880	160,613
Intangible asset impairment									0	1,161	0
Contingent consideration expense (benefit)									0	(4,568)	12,100
Transaction expenses									2,700	1,751	3,608
(Gain)/loss on sale of assets									614	(1,435)	(634)
Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating income									212,868	237,789	175,687
Depreciation and amortization									60,579	51,804	40,775
Capital expenditures									60,263	49,685	41,163
Operating Segments [Member] | Drilling & Subsea [Member]
Segment Reporting Information [Line Items]
Revenue									940,807	826,500	659,430
Operating income									155,828	161,160	117,927
Depreciation and amortization									43,971	37,737	30,853
Capital expenditures									40,991	31,118	22,774
Operating Segments [Member] | Production & Infrastructure [Member]
Segment Reporting Information [Line Items]
Revenue									585,495	589,204	468,701
Operating income									86,471	97,257	77,997
Depreciation and amortization									13,952	13,163	9,845
Capital expenditures									10,940	13,644	13,621
Operating Segments [Member] | Corporate [Member]
Segment Reporting Information [Line Items]
Operating income									(29,431)	(20,628)	(20,237)
Depreciation and amortization									2,656	904	77
Capital expenditures									8,332	4,923	4,768
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenue									$ (1,491)	$ (771)	$ 0